SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure And Detailed Information About Retrospective Effects On Financial Position [Text Block]
 (A) Impact on the Statement of Financial Position as at 1 January 2018 (date of initial application)

	Previously reported as at 31 December 2017	Adoption of IFRS 9		Adoption of IFRS 15		Adjusted as at 1 January 2018
	US$’000	US$’000		US$’000		US$’000
Current assets
Contract assets	-	-		1,799	(ii)	1,799
Other receivables and prepayments	17,187	-		(1,799	) (ii)	14,517
				(871	) (iv)

Non-current assets
Other receivables and prepayments	72	(70	) (i)	-		2
Deferred tax asset	-	19	(i)	-		19

Current liabilities
Trade and other payables	28,354	-		(4,380	) (ii)	23,526
				(448	) (iv)
Contract liabilities	-	-		4,380	(ii)	4,380

Capital and reserves
Parent invested capital	313,978	(51	) (i)	(423	) (iii)	313,504

              (B) Impact of IFRS 15 on the Statement of Financial Position as at 31 December 2018 (current reporting period)

	Under previous IFRS	Adoption of IFRS 15		Under new IFRS
	US$’000	US$’000		US$’000
ASSETS

Current assets
Contract assets	-	1,959	(ii)	1,959
Other receivables and prepayments	20,069	(1,959	) (ii)	17,902
		(208	) (iv)

Current liabilities
Trade and other payables	26,193	(4,223	) (ii)	22,364
		394	(iv)

Contract liabilities		4,223	(ii)	4,223

Capital and reserves
Accumulated losses	(6,438)	(602	) (iii)	(7,040)

Disclosure And Detailed Information About Retrospective Effects On Profit Or Loss And Other Comprehensive Income [Text Block]
              (C) Impact of IFRS 15 on the Statement of Profit or Loss and Other Comprehensive Income for the year ended 31 December 2018 (current reporting period)

	Under previous IFRS	Adoption of IFRS 15		Under new IFRS
	US$’000	US$’000		US$’000
Revenue	317,626	1,392	(iii)	319,018
Cost of sales
Voyage expenses	(150,831)	(874	) (iv)	(151,705)
Charter hire	(100,309)	(339	) (iv)	(100,648)

Disclosure of detailed information about useful lives of property plant and equipment [Text Block]
Depreciation is charged so as to write off the cost of assets other than property and ships under construction over their estimated useful lives, using the straight-line method, on the following bases:

Office equipment and furniture and fittings	-	3 years
Plant and equipment	-	3 to 5 years
Motor vehicles	-	5 years
Ships	-	15 years
Dry-docking	-	2.5 to 5 years